Segment and Geographic Information - Schedule of Percentage of Total Revenue by Geographic Area (Details)	Dec. 31, 2024	Dec. 31, 2023
Americas [Member]
Schedule of Percentage of Total Revenue By Geographic Area [Line Items]
Total revenue by geographic area	85.13%	89.93%
Europe, Middle East and Africa [Member]
Schedule of Percentage of Total Revenue By Geographic Area [Line Items]
Total revenue by geographic area	12.71%	9.10%
Asia Pacific [Member]
Schedule of Percentage of Total Revenue By Geographic Area [Line Items]
Total revenue by geographic area	2.16%	0.97%